Trade and other payables - Summary of Trade and Other Payables Detailed Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	€ 80,512	€ 63,735
Other taxation and social security	12,740	8,032
Other payables	3,214	1,874
Accruals	98,926	81,663
Total	€ 195,392	€ 155,304